Income Tax - Schedule of Reconciliations of the Expected Statutory Federal Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected income taxes benefit at federal statutory rate	$ (7,248)	$ (16,390)	$ (19,687)
State income taxes, net of federal benefit	(14)	(13)
Permanent items and other	770	1,311	675
Research credits	(1,222)	(2,286)	(6,800)
Unrecognized tax benefits	489	914	2,720
Foreign rate differential	22	87	141
Change in tax rate	(11)	(25)
Tax cuts and Jobs Act		27,933
Change in valuation allowance	$ 7,214	$ (11,531)	22,902
Income tax (benefit) expense			$ (49)